Condensed Financial Information of the Parent Company - Additional Information (Details) - Parent Company [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Condensed Balance Sheet Statements, Captions [Line Items]
Investments In Subsidiary Gross Reductions	$ 0	$ 0
Cash Dividends Paid to Parent	$ 0